Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Summary of short-term debt and weighted average annual interest rates

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

[1]	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.